Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Mar. 04, 2022	Dec. 31, 2021	Dec. 30, 2021	Dec. 31, 2020
Debt Instrument, Unamortized Discount (Premium), Net	$ 34,856		$ 69,714		$ 0
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001		$ 0.001
Preferred Stock, Shares Authorized	25,000,000		25,000,000		25,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01		$ 0.01
Common Stock, Shares Authorized	3,000,000,000		3,000,000,000		3,000,000,000
Common Stock, Shares, Issued	157,191,418		140,186,096		132,565,226
Common Stock, Shares, Outstanding	157,191,418		140,186,096		132,565,226
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1		1		1
Preferred Stock, Shares Issued	1		1		0
Preferred Stock, Shares Outstanding	1		1		0
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001
Preferred Stock, Shares Authorized	2,000	2,000	2,000
Preferred Stock, Shares Issued	903		0
Preferred Stock, Shares Outstanding	903		0